Financial Instruments and Risk Management - Additional Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) Customer	Dec. 31, 2024 USD ($) Customer	Dec. 31, 2023 USD ($)
Derivative [Line Items]
Maximum percentage for research and development and corporate costs of the total forecasted transactions	80.00%
Maximum percentage for manufacturing costs of forecasted transactions	70.00%
Maximum percentage for designated hedged item of forecasted transactions	100.00%
Hedge exposure to the variability of cash flows for forecasted transactions	24 months
Deferred gains on derivative instrument, net of tax	$ 80
Period of accumulated other comprehensive income (loss)	12 months
Gain (loss) on financial instruments, net	$ 76	$ (1)	$ 0
Fair value of assets	76	10
Fair value of liabilities	$ 15	$ 89
Maximum outstanding amount per instrument with each bank , as percentage of total	20.00%
Number of customer represented more than 10% of trade accounts receivable | Customer	0	0
Fair value measurement with unobservable inputs reconciliation non-recurring basis asset liability value	$ 0	$ 0
Impairment charge on investments	0	0	0
Foreign exchange contract | Cost of sales | Reclassification out of accumulated other comprehensive income | Gains (Losses) on Cash Flow Hedges
Derivative [Line Items]
Realized gain (loss) on reduction in operating expenses	35	13	1
Foreign exchange contract | Operating expense | Reclassification out of accumulated other comprehensive income | Gains (Losses) on Cash Flow Hedges
Derivative [Line Items]
Realized gain (loss) on reduction in operating expenses	19	$ 3	4
Currency collars | Option One
Derivative [Line Items]
Derivative asset	6
Fair value of assets	7
Derivative asset, , liability offset	1
Derivative liability	1
Fair value of liabilities	2
Derivative Liability, asset offset	1
Forward contracts
Derivative [Line Items]
Fair value of assets	70
Fair value of liabilities	$ 14
Minimum
Derivative [Line Items]
Major customer percentage of trade accounts receivable	10.00%	10.00%
Not designated as hedging instrument
Derivative [Line Items]
Notional amount of derivative Instruments	$ 1,527	$ 1,476	974
Foreign currency forward contracts maturity term	76 days
Derivative asset	$ 2	10
Fair value of assets	2	10
Derivative liability	13	5
Fair value of liabilities	$ 13	5
Not designated as hedging instrument | Minimum
Derivative [Line Items]
Foreign currency forward contracts remaining terms	5 days
Not designated as hedging instrument | Maximum
Derivative [Line Items]
Foreign currency forward contracts remaining terms	204 days
Designated as hedging instrument
Derivative [Line Items]
Notional amount of derivative Instruments	$ 2,456	2,484	$ 2,681
Foreign currency forward contracts maturity term	124 days
Derivative asset	$ 74	0
Fair value of assets	74	0
Derivative liability	2	84
Fair value of liabilities	$ 2	$ 84
Designated as hedging instrument | Minimum
Derivative [Line Items]
Foreign currency forward contracts remaining terms	7 days
Designated as hedging instrument | Maximum
Derivative [Line Items]
Foreign currency forward contracts remaining terms	11 months